SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

                                   --------

Cash Account Trust
     Government & Agency Securities Portfolio
     Tax-Exempt Portfolio
Cash Reserve Fund, Inc.
     Deutsche Government Series
Deutsche California Tax-Free Income Fund
Deutsche Capital Growth Fund
Deutsche Communications Fund
Deutsche Core Equity Fund
Deutsche Core Fixed Income Fund
Deutsche Core Plus Income Fund
Deutsche CROCI( (Reg. TM)) Equity Dividend Fund
Deutsche CROCI( (Reg. TM) )International Fund
Deutsche CROCI( (Reg. TM)) Sector Opportunities Fund
Deutsche CROCI( (Reg. TM)) U.S. Fund
Deutsche EAFE( (Reg. TM)) Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy Fund
Deutsche Enhanced Emerging Markets Fixed Income Fund
Deutsche Enhanced Global Bond Fund
Deutsche Equity 500 Index Fund
Deutsche European Equity Fund
Deutsche Fixed Income Opportunities Fund
Deutsche Floating Rate Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Income Builder Fund
Deutsche Global Inflation Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund

Deutsche GNMA Fund
Deutsche Gold & Precious Metals Fund
Deutsche Government Cash Management Fund
Deutsche Government Cash Reserves Fund Institutional
Deutsche Government Money Market Series
Deutsche Health and Wellness Fund
Deutsche High Income Fund
Deutsche Intermediate Tax/AMT Free Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Latin America Equity Fund
Deutsche Limited Maturity Quality Income Fund
Deutsche Managed Municipal Bond Fund
Deutsche Massachusetts Tax-Free Fund
Deutsche Mid Cap Growth Fund
Deutsche Mid Cap Value Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Money Market Prime Series
Deutsche Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund
Deutsche New York Tax-Free Income Fund
Deutsche Real Assets Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche S&P 500 Index Fund
Deutsche Science and Technology Fund
Deutsche Select Alternative Allocation Fund
Deutsche Short Duration Fund
Deutsche Short-Term Municipal Bond Fund
Deutsche Small Cap Core Fund

Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche Strategic Government Securities Fund
Deutsche Strategic High Yield Tax-Free Fund
Deutsche U.S. Bond Index Fund
Deutsche Ultra-Short Investment Grade Fund
Deutsche Unconstrained Income Fund
Deutsche Variable NAV Money Fund
Deutsche World Dividend Fund
Investors Cash Trust
     Treasury Portfolio
DEUTSCHE VARIABLE SERIES I:
Deutsche Bond VIP
Deutsche Capital Growth VIP
Deutsche Core Equity VIP
Deutsche Global Small Cap VIP
Deutsche CROCI( (Reg. TM) )International VIP
DEUTSCHE VARIABLE SERIES II:
Deutsche Alternative Asset Allocation VIP
Deutsche Global Equity VIP
Deutsche Global Growth VIP
Deutsche Global Income Builder VIP
Deutsche Government & Agency Securities VIP
Deutsche Government Money Market VIP
Deutsche High Income VIP
Deutsche Large Cap Value VIP
Deutsche Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP
Deutsche Unconstrained Income VIP
DEUTSCHE INVESTMENTS VIT FUNDS:
Deutsche Equity 500 Index VIP
Deutsche Small Cap Index VIP

--------------------------------------------------------------------------------

PART I


Effective January 1, 2017, the following information replaces similar disclosure in "APPENDIX I-B - BOARD COMMITTEES AND MEETINGS" of each fund's/portfolio's Statement of Additional Information:


INFORMATION CONCERNING COMMITTEES AND MEETINGS OF THE BOARD



The Board oversees the operations of the Deutsche funds and meets periodically to oversee fund activities, and to review fund performance and contractual arrangements with fund service providers. The Board met 6 times during the most recently completed calendar year.

BOARD LEADERSHIP STRUCTURE



A fund's Board is responsible for the general oversight of a fund's affairs and for assuring that the fund is managed in the best interests of its shareholders. The Board regularly reviews a fund's investment performance as well as the quality of other services provided to a fund and its shareholders by DIMA and its affiliates, including administration and shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by a fund for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by a fund's auditors, independent counsel and other experts as appropriate, selected by and responsible to the Board.


December 29, 2016
SAISTKR-303

                                                   Deutsche
                                                   Asset Management [DB Logo]

Independent Board Members are not considered "interested persons" (as defined in the 1940 Act) of the fund or its investment adviser. These Independent Board Members must vote separately to approve all financial arrangements and other agreements with a fund's investment adviser and other affiliated parties. The role of the Independent Board Members has been characterized as that of a "watchdog" charged with oversight to protect shareholders' interests against overreaching and abuse by those who are in a position to control or influence a fund. A fund's Independent Board Members meet regularly as a group in executive session without representatives of the investment adviser present. An Independent Board Member currently serves as chairman of the Board.


Taking into account the number, the diversity and the complexity of the funds overseen by the Board Members and the aggregate amount of assets under management in the Deutsche funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and/or enabling resolutions, and take actions on those matters and/or make recommendations to the Board as appropriate. Each committee may utilize the resources of a fund's counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Nominating and Governance Committee. The membership and chair of each committee consists exclusively of Independent Board Members.


The Board has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of a fund's investment adviser, the Board regularly receives reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the Deutsche funds and to discuss with the fund's investment adviser and administrator how it monitors and controls such risks.


BOARD COMMITTEES. The Board has established the following standing committees:
Audit Committee and Valuation Sub-Committee, Nominating and Governance Committee, Contract Committee, Investment Oversight Committee, Operations Committee and Dividend Committee.


December 29, 2016
SAISTKR-303
                                       2

                         NUMBER OF
                      MEETINGS IN LAST
NAME OF COMMITTEE      CALENDAR YEAR    FUNCTIONS                                              CURRENT MEMBERS
AUDIT COMMITTEE              8          Assists the Board in fulfilling its responsibility     Paul K. Freeman (Chair),
                                        for oversight of (1) the integrity of the financial    William McClayton (Vice
                                        statements, (2) the fund's accounting and              Chair), John W. Ballantine,
                                        financial reporting policies and procedures, (3)       Henry P. Becton, Jr. and
                                        the fund's compliance with legal and regulatory        Richard J. Herring
                                        requirements related to accounting and finan-
                                        cial reporting, (4) valuation of fund assets and
                                        securities and (5) the qualifications, indepen-
                                        dence and performance of the independent
                                        registered public accounting firm for the fund.
                                        Oversees the valuation of the fund's securities
                                        and other assets and determines, as needed,
                                        the fair value of fund securities or other assets
                                        under certain circumstances as described in
                                        the fund's Valuation Procedures. The Audit
                                        Committee has appointed a Valuation
                                        Sub-Committee, which may make determina-
                                        tions of fair value required when the Audit
                                        Committee is not in session. The current
                                        members of the fund's Valuation
                                        Sub-Committee are Paul K. Freeman, Richard J.
                                        Herring, John W. Ballantine (Alternate), Henry
                                        P. Becton, Jr. (Alternate) and William McClayton
                                        (Alternate). The Audit Committee also approves
                                        and recommends to the Board the appoint-
                                        ment, retention or termination of the
                                        independent registered public accounting firm
                                        for the fund, reviews the scope of audit and
                                        internal controls, considers and reports to the
                                        Board on matters relating to the fund's
                                        accounting and financial reporting practices,
                                        and performs such other tasks as the full Board
                                        deems necessary or appropriate. The Audit
                                        Committee receives annual representations
                                        from the independent registered public
                                        accounting firm as to its independence.

December 29, 2016
SAISTKR-303
                                       3

                         NUMBER OF
                      MEETINGS IN LAST
NAME OF COMMITTEE      CALENDAR YEAR    FUNCTIONS                                             CURRENT MEMBERS
NOMINATING AND               5          Recommends individuals for membership on              Rebecca W. Rimel (Chair),
GOVERNANCE                              the Board, nominates officers, Board and              Henry P. Becton, Jr. (Vice
COMMITTEE                               committee chairs, vice chairs and committee           Chair), Kenneth C. Froewiss
                                        members, and oversees the operations of the           and William McClayton
                                        Board. The Nominating and Governance
                                        Committee has not established specific,
                                        minimum qualifications that must be met by an
                                        individual to be considered by the Nominating
                                        and Governance Committee for nomination as
                                        a Board Member. The Nominating and Gover-
                                        nance Committee may take into account a
                                        wide variety of factors in considering Board
                                        Member candidates, including, but not limited
                                        to: (i) availability and commitment of a candi-
                                        date to attend meetings and perform his or her
                                        responsibilities to the Board, (ii) relevant
                                        industry and related experience, (iii) educa-
                                        tional background, (iv) financial expertise, (v) an
                                        assessment of the candidate's ability, judg-
                                        ment and expertise, and (vi) the current
                                        composition of the Board. The Committee
                                        generally believes that the Board benefits from
                                        diversity of background, experience and views
                                        among its members, and considers this as a
                                        factor in evaluating the composition of the
                                        Board, but has not adopted any specific policy
                                        in this regard. The Nominating and Governance
                                        Committee reviews recommendations by
                                        shareholders for candidates for Board positions
                                        on the same basis as candidates recom-
                                        mended by other sources. Shareholders may
                                        recommend candidates for Board positions by
                                        forwarding their correspondence by US mail or
                                        courier service to Keith R. Fox, Deutsche
                                        Funds Board Chair, c/o Thomas R. Hiller, Ropes
                                        & Gray LLP, Prudential Tower, 800 Boylston
                                        Street, Boston, MA 02199-3600.
CONTRACT                     6          Reviews at least annually, (a) the fund's finan-      John W. Ballantine (Chair),
COMMITTEE                               cial arrangements with DIMA and its affiliates,       Dawn-Marie Driscoll (Vice
                                        and (b) the fund's expense ratios.                    Chair), Paul K. Freeman,
                                                                                              Richard J. Herring, William
                                                                                              N. Searcy, Jr. and Jean
                                                                                              Gleason Stromberg
INVESTMENT OVER-             5          Reviews the investment operations of the              William McClayton (Chair),
SIGHT COMMITTEE                         funds.                                                Richard J. Herring (Vice
                                                                                              Chair), John W. Ballantine,
                                                                                              Henry P. Becton, Jr., Dawn-
                                                                                              Marie Driscoll, Paul K.
                                                                                              Freeman, Kenneth C.
                                                                                              Froewiss, Rebecca W.
                                                                                              Rimel, William N. Searcy, Jr.
                                                                                              and Jean Gleason
                                                                                              Stromberg

December 29, 2016
SAISTKR-303
                                       4

                         NUMBER OF
                      MEETINGS IN LAST
NAME OF COMMITTEE      CALENDAR YEAR    FUNCTIONS                                           CURRENT MEMBERS
OPERATIONS                   5          Reviews the administrative operations and           William N. Searcy, Jr.
COMMITTEE                               general compliance matters of the fund.             (Chair), Kenneth C. Froewiss
                                        Reviews administrative matters related to the       (Vice Chair), Dawn-Marie
                                        operations of the fund, policies and procedures     Driscoll, Rebecca W. Rimel
                                        relating to portfolio transactions, custody         and Jean Gleason
                                        arrangements, fidelity bond and insurance           Stromberg
                                        arrangements and such other tasks as the full
                                        Board deems necessary or appropriate.
DIVIDEND                     0          Authorizes dividends and other distributions for    Keith R. Fox, Kenneth C.
COMMITTEE                               those funds that are organized as series of a       Froewiss, John W.
                                        Maryland corporation. Committee meets on an         Ballantine (Alternate), Henry
                                        as-needed basis. The Committee applies only         P. Becton, Jr. (Alternate),
                                        to the following corporations: Deutsche Global/     Dawn-Marie Driscoll (Alter-
                                        International Fund, Inc., Deutsche Global High      nate), Paul K. Freeman
                                        Income Fund, Inc., Deutsche International           (Alternate), Richard J.
                                        Fund, Inc., Deutsche High Income Opportuni-         Herring (Alternate), William
                                        ties Fund, Inc. and Deutsche Value Series, Inc.     McClayton (Alternate),
                                                                                            Rebecca W. Rimel (Alter-
                                                                                            nate), William N. Searcy, Jr.
                                                                                            (Alternate) and Jean
                                                                                            Gleason Stromberg
                                                                                            (Alternate)

AD HOC COMMITTEES. In addition to the standing committees described above, from time to time the Board may also form ad hoc committees to consider specific issues.
--------------------------------------------------------------------------------

Effective January 1, 2017, the following information replaces similar disclosure in "APPENDIX II-A - BOARD MEMBERS AND OFFICERS" of each fund's/portfolio's Statement of Additional Information:



PART II: APPENDIX II-A - BOARD MEMBERS AND OFFICERS


IDENTIFICATION AND BACKGROUND


The following table presents certain information regarding the Board Members of the Trust/Corporation. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Board Member that is not an "interested person" (as defined in the 1940 Act) of the Trust/Corporation or the Advisor (each, an "Independent Board Member") is Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.


December 29, 2016
SAISTKR-303
                                       5

INDEPENDENT BOARD MEMBERS



NAME, YEAR OF BIRTH, POSI-                                                      NUMBER OF
TION                                                                            FUNDS IN
WITH THE TRUST/CORPORATION                                                      DEUTSCHE
AND LENGTH OF TIME             BUSINESS EXPERIENCE AND                          FUND COMPLEX    OTHER DIRECTORSHIPS
SERVED((1))                    DIRECTORSHIPS DURING THE PAST 5 YEARS            OVERSEEN        HELD BY BOARD MEMBER
Keith R. Fox, CFA (1954)       Managing General Partner, Exeter Capital              98         -
Chairperson since 2017,        Partners (a series of private investment
and Board Member since         funds) (since 1986); Directorships: Progres-
1996                           sive International Corporation (kitchen goods
                               importer and distributor); The Kennel Shop
                               (retailer); former Chairman, National Associa-
                               tion of Small Business Investment
                               Companies; former Directorships: BoxTop
                               Media Inc. (advertising); Sun Capital Advisers
                               Trust (mutual funds) (2011-2012)
Kenneth C. Froewiss (1945)     Retired Clinical Professor of Finance, NYU            98         -
Vice Chairperson since         Stern School of Business (1997-2014);
2017,                          Member, Finance Committee, Association
and Board Member since         for Asian Studies (2002-present); Director,
2001                           Mitsui Sumitomo Insurance Group (US)
                               (2004-present); prior thereto, Managing
                               Director, J.P. Morgan (investment banking
                               firm) (until 1996)
John W. Ballantine (1946)      Retired; formerly: Executive Vice President           98         Portland General Electric((2))
Board Member since 1999        and Chief Risk Management Officer, First                         (utility company) (2003-
                               Chicago NBD Corporation/The First National                       present)
                               Bank of Chicago (1996-1998); Executive Vice
                               President and Head of International Banking
                               (1995-1996); former Directorships: Director
                               and Chairman of the Board, Healthways
                               Inc.((2)) (population well-being and wellness
                               services) (2003-2014); Stockwell Capital
                               Investments PLC (private equity); First Oak
                               Brook Bancshares, Inc. and Oak Brook Bank;
                               Prisma Energy International
Henry P. Becton, Jr. (1943)    Vice Chair and former President, WGBH                 98
Board Member since 1990        Educational Foundation. Directorships: Public
                               Radio International; Public Radio Exchange
                               (PRX); The Pew Charitable Trusts (charitable
                               organization); former Directorships: Becton
                               Dickinson and Company((2)) (medical tech-
                               nology company); Belo Corporation((2)) (media
                               company); The PBS Foundation; Association
                               of Public Television Stations; Boston
                               Museum of Science; American Public Televi-
                               sion; Concord Academy; New England
                               Aquarium; Mass. Corporation for Educational
                               Telecommunications; Committee for
                               Economic Development; Public Broadcasting
                               Service; Connecticut College; North Bennett
                               Street School (Boston)

December 29, 2016
SAISTKR-303
                                       6

NAME, YEAR OF BIRTH, POSI-                                                      NUMBER OF
TION                                                                            FUNDS IN
WITH THE TRUST/CORPORATION                                                      DEUTSCHE
AND LENGTH OF TIME            BUSINESS EXPERIENCE AND                           FUND COMPLEX    OTHER DIRECTORSHIPS
SERVED((1))                   DIRECTORSHIPS DURING THE PAST 5 YEARS             OVERSEEN        HELD BY BOARD MEMBER
Dawn-Marie Driscoll (1946)    Emeritus Executive Fellow, Center for Busi-            98         -
Board Member since 1987       ness Ethics, Bentley University; formerly:
                              President, Driscoll Associates (consulting
                              firm); Partner, Palmer & Dodge (law firm)
                              (1988-1990); Vice President of Corporate
                              Affairs and General Counsel, Filene's (retail)
                              (1978-1988); Directorships: Advisory Board,
                              Center for Business Ethics, Bentley Univer-
                              sity; Trustee and former Chairman of the
                              Board, Southwest Florida Community Foun-
                              dation (charitable organization); former
                              Directorships: ICI Mutual Insurance
                              Company (2007-2015); Sun Capital Advisers
                              Trust (mutual funds) (2007-2012); Investment
                              Company Institute (audit, executive, nomi-
                              nating committees) and Independent
                              Directors Council (governance, executive
                              committees)
Paul K. Freeman (1950)        Consultant, World Bank/Inter-American                  98         -
Board Member since 1993       Development Bank; Chair, Independent
                              Directors Council; Investment Company
                              Institute (executive and nominating commit-
                              tees); formerly: Chairman of Education
                              Committee of Independent Directors
                              Council; Project Leader, International Insti-
                              tute for Applied Systems Analysis (1998-
                              2001); Chief Executive Officer, The Eric
                              Group, Inc. (environmental insurance) (1986-
                              1998); Directorships: Denver Zoo Foundation
                              (December 2012-present); former Director-
                              ships: Prisma Energy International
Richard J. Herring (1946)     Jacob Safra Professor of International                 98         Director, Aberdeen Singapore
Board Member since 1990       Banking and Professor, Finance Department,                        and Japan Funds (since
                              The Wharton School, University of Pennsyl-                        2007), Independent Director
                              vania (since July 1972); Co-Director, Wharton                     of Barclays Bank Delaware
                              Financial Institutions Center; formerly: Vice                     (since September 2010)
                              Dean and Director, Wharton Undergraduate
                              Division (July 1995-June 2000); Director,
                              Lauder Institute of International Manage-
                              ment Studies (July 2000-June 2006)
William McClayton (1944)      Private equity investor (since October 2009);          98         -
Board Member since 2004       previously: Managing Director, Diamond
                              Management & Technology Consultants, Inc.
                              (global consulting firm) (2001-2009); Director-
                              ship: Board of Managers, YMCA of
                              Metropolitan Chicago; formerly: Senior
                              Partner, Arthur Andersen LLP (accounting)
                              (1966-2001); Trustee, Ravinia Festival

December 29, 2016
SAISTKR-303
                                       7

NAME, YEAR OF BIRTH, POSI-                                                          NUMBER OF
TION                                                                                FUNDS IN
WITH THE TRUST/CORPORATION                                                          DEUTSCHE
AND LENGTH OF TIME               BUSINESS EXPERIENCE AND                            FUND COMPLEX    OTHER DIRECTORSHIPS
SERVED((1))                      DIRECTORSHIPS DURING THE PAST 5 YEARS              OVERSEEN        HELD BY BOARD MEMBER
Rebecca W. Rimel (1951)          President, Chief Executive Officer and                  98         Director, Becton Dickinson
Board Member since 1995          Director, The Pew Charitable Trusts (chari-                        and Company((2)) (medical
                                 table organization) (1994-present); formerly:                      technology company) (2012-
                                 Executive Vice President, The Glenmede                             present); Director,
                                 Trust Company (investment trust and wealth                         BioTelemetry Inc.((2))
                                 management) (1983-2004); Board Member,                             (healthcare) (2009-present)
                                 Investor Education (charitable organization)
                                 (2004-2005); Trustee, Executive Committee,
                                 Philadelphia Chamber of Commerce (2001-
                                 2007); Director, Viasys Health Care((2))
                                 (January 2007-June 2007); Trustee, Thomas
                                 Jefferson Foundation (charitable organization)
                                 (1994-2012)
William N. Searcy, Jr. (1946)    Private investor since October 2003;                    98         -
Board Member since 1993          formerly: Pension & Savings Trust Officer,
                                 Sprint Corporation((2)) (telecommunications)
                                 (November 1989-September 2003); Trustee,
                                 Sun Capital Advisers Trust (mutual funds)
                                 (1998-2012)
Jean Gleason Stromberg           Retired; formerly: Consultant (1997-2001);              98         -
(1943)                           Director, Financial Markets US Government
Board Member since 1997          Accountability Office (1996-1997); Partner,
                                 Norton Rose Fulbright, L.L.P. (law firm) (1978-
                                 1996); former Directorships: The William and
                                 Flora Hewlett Foundation (charitable organi-
                                 zation) (2000-2015); Service Source, Inc.
                                 (nonprofit), Mutual Fund Directors Forum
                                 (2002-2004), American Bar Retirement Asso-
                                 ciation (funding vehicle for retirement plans)
                                 (1987-1990 and 1994-1996)

OFFICERS((4))



NAME, YEAR OF BIRTH, POSITION
WITH THE TRUST/CORPORATION        BUSINESS EXPERIENCE AND
AND LENGTH OF TIME SERVED((5))    DIRECTORSHIPS DURING THE PAST 5 YEARS
Brian E. Binder((8)) (1972)       Managing Director((3)) and Head of US Product and Fund Administration, Deutsche Asset
President and Chief Executive     Management (2013-present); Director and President, Deutsche AM Service Company
Officer, 2013-present             (since 2016); Director and Vice President, Deutsche AM Distributors, Inc. (since 2016);
                                  Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of
                                  Business Management and Consulting at Invesco, Ltd. (2010-2012)
John Millette((7)) (1962)         Director((3)), Deutsche Asset Management; Chief Legal Officer and Secretary, Deutsche
Vice President and Secretary,     Investment Management Americas Inc. ( 2015-present); and Director and Vice Presi-
1999-present                      dent, Deutsche AM Trust Company (since 2016)
Hepsen Uzcan((6)) (1974)          Director((3)), Deutsche Asset Management
Vice President, since 2016
Assistant Secretary, 2013-
present
Paul H. Schubert((6)) (1963)      Managing Director((3)), Deutsche Asset Management, and Chairman, Director and Presi-
Chief Financial Officer, 2004-    dent, Deutsche AM Trust Company (since 2013); Vice President, Deutsche AM
present                           Distributors, Inc. (since 2016); formerly, Director, Deutsche AM Trust Company (2004 -
Treasurer, 2005-present           2013)

December 29, 2016
SAISTKR-303
                                       8

NAME, YEAR OF BIRTH, POSITION
WITH THE TRUST/CORPORATION        BUSINESS EXPERIENCE AND
AND LENGTH OF TIME SERVED((5))    DIRECTORSHIPS DURING THE PAST 5 YEARS
Caroline Pearson((7)) (1962)      Managing Director((3)), Deutsche Asset Management; Secretary, Deutsche AM Distribu-
Chief Legal Officer, 2010-        tors, Inc; and Secretary, Deutsche AM Service Company
present
Scott D. Hogan((7)) (1970)        Director((3)), Deutsche Asset Management
Chief Compliance Officer, since
2016
Wayne Salit((6)) (1967)           Director((3)), Deutsche Asset Management; AML Compliance Officer, Deutsche AM
Anti-Money Laundering             Distributors, Inc.; formerly: Managing Director, AML Compliance Officer at BNY Mellon
Compliance Officer, 2014-         (2011-2014); and Director, AML Compliance Officer at Deutsche Bank (2004-2011)
present
Paul Antosca((7) )(1957)          Director((3)), Deutsche Asset Management
Assistant Treasurer, 2007-
present
Jack Clark ((7)) (1967)           Director((3)), Deutsche Asset Management
Assistant Treasurer, 2007-
present
Diane Kenneally((7)) (1966)       Director((3)), Deutsche Asset Management
Assistant Treasurer, 2007-
present

((1)) The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.
((2)) A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
((3)) Executive title, not a board directorship.
((4)) As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
((5)) The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.
((6)) Address: 60 Wall Street, New York, New York 10005.
((7)) Address: One Beacon Street, Boston, Massachusetts 02108.
((8)) Address: 222 South Riverside Plaza, Chicago, Illinois 60606.


Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.

OFFICER'S ROLE WITH PRINCIPAL UNDERWRITER: DEUTSCHE AM DISTRIBUTORS, INC.



  Paul H. Schubert:   Vice President
  Caroline Pearson:   Secretary
  Wayne Salit:        AML Compliance Officer

BOARD MEMBER QUALIFICATIONS



The Nominating and Governance Committee is responsible for recommending proposed nominees for election to the full Board for its approval. In recommending the election of the current Board Members, the Committee generally considered the educational, business and professional experience of each Board Member in determining his or her qualifications to serve as a Board Member, including the Board Member's record of service as a director or trustee of public and private organizations. In the case of most Board Members, this included their many years of previous service as a trustee of certain of the Deutsche funds. This previous service has provided these Board Members with a valuable understanding of the history of the Deutsche funds and the DIMA organization and has also served to demonstrate their high level of diligence and commitment to the interests of fund shareholders and their ability to work effectively and collegially with other members of the Board. The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Board Members:


John W. Ballantine - Mr. Ballantine's experience in banking, financial risk management and investments acquired in the course of his service as a senior executive of a major US bank.


December 29, 2016
SAISTKR-303
                                       9

Henry P. Becton, Jr. - Mr. Becton's professional training and experience as an attorney, his experience as the chief executive officer of a major public media company and his experience as lead director of two NYSE companies, including his service at various times as the chair of the audit, compensation and nominating committees of one or both of such boards.


Dawn-Marie Driscoll - Ms. Driscoll's professional training and experience as an attorney, her expertise as a consultant, professor and author on the subject of business ethics, her service as a member of the executive committee of the Independent Directors Council of the Investment Company Institute and her experience as a director of an insurance company serving the mutual fund industry.


Keith R. Fox - Mr. Fox's experience as the chairman and a director of various private operating companies and investment partnerships and his experience as a director and audit committee member of several public companies. In addition, he holds the Chartered Financial Analyst designation.


Paul K. Freeman - Dr. Freeman's professional training and experience as an attorney and an economist, his experience as the founder and chief executive officer of an insurance company, his experience as a senior executive and consultant for various companies focusing on matters relating to risk management and his service on the Independent Directors Council of the Investment Company Institute.


Kenneth C. Froewiss - Dr. Froewiss' professional training and experience as an economist, his experience in finance acquired in various professional positions with governmental and private banking organizations and his experience as a professor of finance at a leading business school.


Richard J. Herring - Mr. Herring's experience as a professor of finance at a leading business school and his service as an advisor to various professional and governmental organizations.


William McClayton - Mr. McClayton's professional training and experience in public accounting, including his service as a senior partner of a major public accounting firm focusing on financial markets companies and his service as a senior executive of a public management consulting firm.


Rebecca W. Rimel - Ms. Rimel's experience on a broad range of public policy issues acquired during her service as the executive director of a major foundation and her experience as a director of several public companies.


William N. Searcy, Jr. - Mr. Searcy's experience as an investment officer for various major public company retirement plans, which included evaluation of unaffiliated investment advisers and supervision of various administrative and accounting functions.


Jean Gleason Stromberg - Ms. Stromberg's professional training and experience as an attorney specializing in federal securities law, her service in a senior position with the Securities and Exchange Commission and the US Government Accountability Office and her experience as a director and audit committee member of several major non-profit organizations.


PART II


The following disclosure supplements the currently effective Statements of Additional Information of each of the funds/
portfolios listed in Part I, except for Deutsche California Tax-Free Income Fund, Deutsche CROCI (Reg. TM) International Fund, Deutsche CROCI (Reg. TM)
U.S. Fund, Deutsche Emerging Markets Frontier Fund, Deutsche European Equity Fund, Deutsche Global Growth Fund, Deutsche Large Cap Focus Growth Fund, Deutsche Limited Maturity Quality Income Fund, Deutsche Money Market Prime Series, Deutsche Multi-Asset Conservative Allocation Fund, Deutsche Multi-Asset Global Allocation Fund, Deutsche Multi-Asset Moderate Allocation Fund, Deutsche New York Tax-Free Income Fund, Deutsche Select Alternative Allocation Fund, Deutsche Ultra-Short Investment Grade Fund, and Deutsche Variable NAV Money
Fund:
--------------------------------------------------------------------------------

The following information replaces similar disclosure in "APPENDIX II-C - FEE RATES OF SERVICE PROVIDERS" of each fund's/portfolio's Statement of Additional
Information:

December 29, 2016
SAISTKR-303
                                       10

FEE PAYABLE TO DSC FOR TRANSFER AGENCY AND SHAREHOLDER SERVICES. DSC receives an annual service fee for each account of a fund, based on the type of account. For open retail accounts, the fee is a flat fee ranging from $10.11 to $21.43 per account plus an asset-based fee of up to 0.0026% of average net assets (not applicable to fund-of-funds, money market funds, variable annuity funds and closed-end funds). For open wholesale and institutional money market funds, the fee is $19.81 per account, plus a flat fee calculated as follows: a flat fee will be paid by the Deutsche money market funds collectively, to be allocated pro rata among the money market funds. The fee is currently equal to approximately 0.001% of the aggregate value of the funds' total assets, but the percentage will fluctuate as money market fund assets change. 1/12th of the annual service charge for each account is charged and payable to DSC each month. A fee is charged for any account which at any time during the month had a share balance in a fund. Smaller fees are also charged for closed accounts for which information must be retained on DSC's system for up to 18 months after closing for tax reporting purposes.


               Please Retain This Supplement for Future Reference


December 29, 2016
SAISTKR-303
                                       11